Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Financial Risk Management
Schedule of Fair Value Measurement by Levels of Financial Assets

The following table sets forth the Company's financial assets measured at fair value by level within the fair value hierarchy:

December 31, 2025	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$52,299	$52,299
Investment in Aqualung	—	—	5,350	5,350
(1)
Includes $31.4 million and $20.9 million related to SWA Lithium and Texas Lithium, respectively.

December 31, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$48,138	$48,138
Investment in Aqualung	—	—	2,335	2,335
(1)
Includes $28.4 million and $19.7 million related to SWA Lithium and Texas Lithium, respectively.

June 30, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$47,086	$47,086
Investment in Aqualung	—	—	2,500	2,500
(1)
Includes $27.9 million and $19.1 million related to SWA Lithium and Texas Lithium, respectively.

Schedule of Assets and Liabilities Exposed to Currency Risk

	December 31, 2025	December 31, 2024	June 30, 2024
Cash	$142,339	$8,057	$5,879
Investment in Aqualung	5,350	2,335	2,500
Accounts receivable	322	—	—
Accounts payable	99	47	4